Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital [Member]		Additional paid in capital [Member]	Conversion option in convertible debentures [Member]	Capital reserve from Available for sale financial assets [Member]	Capital reserve due to translation to presentation currency [Member]	Capital reserve from hedges [Member]	Capital reserve from share-based payments [Member]	Capital reserve from employee benefits [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2014	$ 9,208		$ 158,417	$ 1,147	$ 10	$ (3,490)	$ (116)	$ 8,783	$ (81)	$ (93,461)	$ 80,417
Net income (loss)										(11,270)	(11,270)
Other comprehensive income (loss)					63		115		22		200
Total comprehensive income (loss)					63		115		22	(11,270)	(11,070)
Exercise of options into shares	112		2,674					(1,533)			1,253
Expiration of conversion option on convertible debentures			1,147	(1,147)
Cost of share-based payment								1,907			1,907
Balance at Dec. 31, 2015	9,320		162,238		73	(3,490)	(1)	9,157	(59)	(104,731)	72,507
Net income (loss)										(6,733)	(6,733)
Other comprehensive income (loss)					(54)		(26)		(22)		(102)
Total comprehensive income (loss)					(54)		(26)		(22)	(6,733)	(6,835)
Exercise of options into shares		[1]	433					(433)				[1]
Cost of share-based payment								1,071			1,071
Balance at Dec. 31, 2016	9,320		162,671		19	(3,490)	(27)	9,795	(81)	(111,464)	66,743
Net income (loss)										6,901	6,901
Other comprehensive income (loss)					(23)		73		(256)		(206)
Total comprehensive income (loss)					(23)		73		(256)	6,901	6,695
Exercise and forfeiture of share-based payment into shares	3		712					(712)			3
Issuance of ordinary shares, net of issuance costs	1,077		14,491								15,568
Cost of share-based payment								483			483
Balance at Dec. 31, 2017	$ 10,400		$ 177,874		$ (4)	$ (3,490)	$ 46	$ 9,566	$ (337)	$ (104,563)	$ 89,492

[1]	Represent an amount lower than $1.